Information on Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
Information on Subsidiaries [Abstract]
Subsidiaries with significant non-controlling interests [text block table]

Subsidiaries with material non-controlling interests

	Dec 31, 2019	Dec 31, 2018
DWS Group GmbH & Co. KGaA
Proportion of ownership interests and voting rights held by non-controlling interests	20.51%	20.51%
Place of business	Global	Global

in € m	Dec 31, 2019	Dec 31, 2018
Net income attributable to non-controlling interests	105	58
Accumulated non-controlling interests of the subsidiary	1,420	1,355
Dividends paid to non-controlling interests	56	0
Summarised financial information:
Total assets	10,952	10,694
Total liabilities	4,100	4,155
Total net revenues	2,389	2,259
Net income (loss)	512	391
Total comprehensive income (loss), net of tax	583	589

Carrying Amounts of Assets and Liabilities to which Restrictions Apply [text block table]

Restricted assets

	Dec 31, 2019		Dec 31, 2018
in € m.	Total assets	Restricted assets	Total assets	Restricted assets
Interest-earning deposits with banks	104,327	159	176,022	188
Financial assets at fair value through profit or loss	530,713	43,190	573,344	48,320
Financial assets at fair value through other comprehensive income	45,503	2,943	51,182	4,375
Loans at amortized cost	429,841	71,369	400,297	76,573
Other	187,290	3,017	147,293	1,991
Total	1,297,674	120,678	1,348,137	131,447